GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
(the “Fund”)
Supplement dated June 28, 2024 to the
Prospectus and Statement of Additional Information (“SAI”),
dated December 29, 2023, as supplemented to date
Effective immediately, the Fund’s Prospectus and SAI are revised as follows:
The following replaces in its entirety: (1) the third paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus; and (2) the second paragraph under the section titled “Investment Management Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” in the Fund’s Prospectus:
In the first step, the individual factor subindex for low volatility (the “ActiveBeta® Low Volatility Factor Subindex”) is created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index. Each constituent is assigned a “factor score” based on a specified volatility measurement that is a composite of the inverse of the standard deviation of past 12‑month daily total stock returns and the inverse of market capitalization. Securities with a factor score that is above a fixed “Cut‑off Score” receive an overweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut‑off Score receive an underweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the ActiveBeta® Low Volatility Factor Subindex is determined by the performance of its factor score relative to the fixed “Cut‑off Score.” The Index includes only long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.
The following replaces in its entirety the sixth paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
The Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.
The following replaces in its entirety the sixth paragraph under the section titled “Investment Management Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” in the Fund’s Prospectus:
The Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index. The methodology incorporates a process that seeks to discourage turnover that does not result in a meaningful improvement in the portfolio at a given rebalance.
The following replaces in its entirety the first paragraph under the section titled “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Step 1: Creation of the ActiveBeta® Low Volatility Factor Subindex—Low Volatility Factor Measurements” in the Fund’s SAI:
To construct the ActiveBeta® Low Volatility Factor Subindex, each constituent is assigned a “factor score” that is derived from the low volatility measurement. The volatility measurement is defined as a composite of the inverse of the standard deviation of past 12‑month daily total stock returns and the inverse of market capitalization.
All references to the “reweighted Reference Index” in the sections titled “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Step 1: Creation of the ActiveBeta® Low Volatility Factor Subindex—Determining Constituent Target Weights” and “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Step 2: Creation of the ActiveBeta® Value Factor Subindex, ActiveBeta® Momentum Factor Subindex and ActiveBeta® Quality Factor Subindex—Determining Constituent Target Weights” in the Fund’s SAI are hereby deleted and replaced with references to the “Reference Index.”
The second paragraph is removed in its entirety from the section titled “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Step 1: Creation of the ActiveBeta® Low Volatility Factor Subindex—Determining Constituent Target Weights” in the Fund’s SAI.
The following replaces in its entirety the last paragraph under the section titled “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Step 1: Creation of the ActiveBeta® Low Volatility Factor Subindex—Determining Constituent Target Weights” in the Fund’s SAI:
In addition, country and sector weights in the ActiveBeta® Low Volatility Factor Subindex are constrained to closely match those of the Reference Index to control unwanted biases.
The following replaces in its entirety the section titled “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Rebalancing” in the Fund’s SAI:
The Index is normally rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.
The methodology incorporates a process that seeks to discourage turnover that does not result in a meaningful improvement in the portfolio at a given rebalance.
The Index Provider may make changes to the methodology for the Index from time to time.
This Supplement should be retained with the Prospectus and SAI for future reference.

GSABWRLDIMPROSTK 06-24